Earning (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earning (Loss) Per Share [Abstract]
Schedule of Earning (Loss) Per Share
	For the year ended December 31,
	2025	2024	2023
Weighted average of the number of ordinary shares used to calculate basic earnings per share	6,311,795	5,210,317	3,161,779

Weighted average of the number of ordinary shares used to calculate diluted earnings per share	6,311,795	5,210,317	3,161,779

The loss used in calculation (in $)	(3,064)	(2,347)	(2,819)